Incorporation and principal activities	12 Months Ended
Dec. 31, 2021
Incorporation and principal activities
Incorporation and principal activities
1.	Incorporation and principal activities

General information

Logflex MT Holding Ltd (the “Company”) was incorporated in Malta on October 27, 2016 as a private limited liability company under the Companies Act, Cap. 386 of the Laws of Malta. Its registered office is at 170, Pater House, Level 1 (Suite A191), Psaila Street, Birkirkara BKR 9077, Malta.

The Novibet Business (the “Business”) represents the principal activities of the Company, through the operations of its online casino and sportsbook betting related to Novigroup Ltd, Logflex MT Ltd, Iflex Ltd and Gamart Ltd entities. The Business provides these online gaming and betting services to its customers in various jurisdictions throughout Europe, in which the Company holds licenses.

Prior to its reorganization which started in December 2020, the Company was owned by Sendross Ltd (the “Sendross Group”) which carried out the operations of the Business. On February 12, 2021 Komisium Ltd became the parent company of Logflex MT Holding Ltd as part of the second phase of the reorganization process, Komisium Ltd acquired Novigroup Ltd from Sendross Ltd for €500,000 and on the same day, Logflex MT Holding Ltd acquired Novigroup Ltd from Komisium Ltd for €500,000 and all the rights of the internally generated software with a carrying value of €2,638,945 from Sendross Group for €1,200. On the same day Komisium Ltd acquired from Sendross Ltd Logflex Ltd for €200,000 which is not part of the combined financial statements. On April 14, 2021, Logflex MT Holding Ltd acquired 99% of Dicapl LP, a company incorporated in Greece for €1,980.

The Group consisting of Logflex MT Holding Ltd and its subsidiaries, Abraserve Ltd, Iflex Ltd, Logflex Mt Ltd, Afriflex Ltd, Novigroup Ltd and Gamart Ltd, Novibet USA Inc., Opixa Ltd, Orivus Ltd, Dicapl LP and the carve-out operations of Gaming Synergies Ltd (collectively, referred to as the “Group”) historically operated as part of Sendross Group and not as a separate stand-alone entity or group. In preparing these combined financial statements the activities specifically to Gaming Synergies Ltd were carved out based on the operations specific to Logflex MT Holding Ltd as part of the reorganization.

These financial statements are combined financial statements of Logflex MT Holding Ltd together with its subsidiaries, including the operations that have been carved out and consist of:

		2021	2020
		Percentage	Percentage
	Country of incorporation	ownership held	ownership held
Abraserve Ltd	Malta	100%	100%
Iflex Ltd	Malta	100%	100%
Logflex MT Ltd	Malta	100%	100%
Afriflex Ltd	Malta	100%	100%
Novigroup Ltd	Isle of Man	100%	100%
Gamart Ltd	Malta	100%	100%
Novibet USA Inc.	USA	100%	—%
Opixa Ltd	Malta	100%	—%
Orivus Ltd	Malta	100%	100%
Dicapl LP	Greece	99%	—%
Gaming Synergies Ltd	Malta	*	*
*

Related to the company that was not included in the carve out of which its related expenses were allocated to the Business up to December 31, 2021. Gaming Synergies Ltd is an entity 100% owned by Sendross Group and its related expenses were direct costs, marketing expenses and administrative expenses. This arrangement was terminated on December 31, 2021.